UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/04

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon/Alan B. Slifka Mgmt. Co. LLC
Address: 477 Madison Avenue
         8th Floor
         New York, NY  10022

13F File Number:  28-06072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Pasquarelli
Title:     Chief Financial Officer
Phone:     212-303-9414

Signature, Place, and Date of Signing:

     James Pasquarelli     New York, NY     May 14, 2004


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     $101,999 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
NTL Inc.                       COMMON           62940M104      958    16100     X    SOLE                    16100
FEMSA                          COMMON           344419106      853    17308     X    SOLE                    17308
Conseco Com                    COMMON           208464883      572    24700     X    SOLE                    24700
Neiman Marcus cl B             COMMON           640204301     1920    38293     X    SOLE                    38293
Greenpoint Financial Corp      COMMON           395384100     1679    38405     X    SOLE                    38405
McLeod USA                     COMMON           582266706       59    39571     X    SOLE                    39571
FleetBoston Financial Corp     COMMON           339030108     2719    60565     X    SOLE                    60565
Comdisco Hldg Co Inc Common    COMMON           200334100     2913    78722     X    SOLE                    78722
Maxwell Shoe Inc               COMMON           577766108     2109    93723     X    SOLE                    93723
Titan Corp                     COMMON           888266103     2193   108614     X    SOLE                   108614
Powerwave Tech. Inc.           COMMON           739363109      869   111370     X    SOLE                   111370
Allete Inc.                    COMMON           018522102     4052   115476     X    SOLE                   115476
Bioveris Corp.                 COMMON           090676107     1411   119089     X    SOLE                   119089
Allstream                      COMMON           02004C204    20937   372213     X    SOLE                   372213
US Oncology                    COMMON           90338W103     2236   151169     X    SOLE                   151169
Comcast K                      COMMON           20030N200     4294   154013     X    SOLE                   154013
Walt Disney Corp.              COMMON           254687106     4813   192592     X    SOLE                   192592
Gartner Inc Class B            COMMON           366651206     2722   237734     X    SOLE                   237734
Plains Resources Inc.          COMMON           726540503     9966   548181     X    SOLE                   548181
PCS Sprint                     COMMON           852061506     6794   738431     X    SOLE                   738431
AT&T Wireless                  COMMON           00209A106    23778  1747106     X    SOLE                  1747106
AT&T Wireless April 10 call    OPTION           00209A106      976     2710     X    SOLE                     2710
AT&T Wireless April 11 call    OPTION           00209A106      458     1761     X    SOLE                     1761
Cox Sept 32.50 Put             OPTION           224044107      242      849     X    SOLE                      849
Mony Group Inc. May 30 put     OPTION           615337102       40     1144     X    SOLE                     1144
Netscreen June 35 call         OPTION           64117V107      855     1901     X    SOLE                     1901
Novartis APril 52.50 put       OPTION           66987V109       41     1119     X    SOLE                     1119
Novartis April 40 put          OPTION           66987V109       34     1133     X    SOLE                     1133
Novartis April 45 put          OPTION           66987V109      451     1702     X    SOLE                     1702
US Oncology April 15 Call      OPTION           90338W103        1      149     X    SOLE                      149
AT&T May 20 Put                OPTION           001957109      217     2065     X    SOLE                     2065
AT&T Wireless Jan 10 '05 call  OPTION           00209A106      303      739     X    SOLE                      739
AT&T Wirlss Jan 05 12.5 call   OPTION           00209A106      534     2739     X    SOLE                     2739